Quarterly Holdings Report
for
Fidelity Managed Retirement 2015 Fund℠
April 30, 2023
RW34-NPRT3-0623
1.858598.115
Domestic Equity Funds - 12.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	13,767	164,934
Fidelity Series Commodity Strategy Fund (a)	498	49,173
Fidelity Series Large Cap Growth Index Fund (a)	6,704	104,782
Fidelity Series Large Cap Stock Fund (a)	6,428	116,153
Fidelity Series Large Cap Value Index Fund (a)	15,318	216,137
Fidelity Series Small Cap Core Fund (a)	140	1,370
Fidelity Series Small Cap Opportunities Fund (a)	4,339	52,550
Fidelity Series Value Discovery Fund (a)	5,377	79,583
TOTAL DOMESTIC EQUITY FUNDS (Cost $705,788)		784,682

International Equity Funds - 15.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,705	66,146
Fidelity Series Emerging Markets Fund (a)	7,012	56,447
Fidelity Series Emerging Markets Opportunities Fund (a)	19,718	324,952
Fidelity Series International Growth Fund (a)	9,613	154,378
Fidelity Series International Index Fund (a)	5,548	63,419
Fidelity Series International Small Cap Fund (a)	2,975	48,400
Fidelity Series International Value Fund (a)	14,101	152,991
Fidelity Series Overseas Fund (a)	12,425	153,577
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $941,205)		1,020,310

Bond Funds - 64.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	97,148	923,878
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	26,825	216,212
Fidelity Series Corporate Bond Fund (a)	53,405	490,793
Fidelity Series Emerging Markets Debt Fund (a)	4,628	33,925
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,222	11,263
Fidelity Series Floating Rate High Income Fund (a)	735	6,533
Fidelity Series Government Bond Index Fund (a)	77,255	725,424
Fidelity Series High Income Fund (a)	4,303	35,324
Fidelity Series International Credit Fund (a)	287	2,232
Fidelity Series International Developed Markets Bond Index Fund (a)	30,295	259,626
Fidelity Series Investment Grade Bond Fund (a)	72,878	738,258
Fidelity Series Investment Grade Securitized Fund (a)	55,735	504,963
Fidelity Series Long-Term Treasury Bond Index Fund (a)	43,122	268,650
Fidelity Series Real Estate Income Fund (a)	1,038	9,983
TOTAL BOND FUNDS (Cost $4,672,264)		4,227,064

Short-Term Funds - 7.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	113,700	113,700
Fidelity Series Short-Term Credit Fund (a)	8,332	80,654
Fidelity Series Treasury Bill Index Fund (a)	32,097	319,043
TOTAL SHORT-TERM FUNDS (Cost $516,630)		513,397

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,835,887)	6,545,453
NET OTHER ASSETS (LIABILITIES) - 0.0%	(366)
NET ASSETS - 100.0%	6,545,087

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	994,376	167,521	184,832	45,198	(3,923)	(49,264)	923,878
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	229,067	61,627	48,743	14,107	(5,345)	(20,394)	216,212
Fidelity Series Blue Chip Growth Fund	209,150	39,745	82,517	6,451	(21,735)	20,291	164,934
Fidelity Series Canada Fund	85,646	7,493	26,418	2,128	3,868	(4,443)	66,146
Fidelity Series Commodity Strategy Fund	110,544	68,877	64,365	56,228	(28,360)	(37,523)	49,173
Fidelity Series Corporate Bond Fund	505,723	76,544	74,899	13,273	(2,798)	(13,777)	490,793
Fidelity Series Emerging Markets Debt Fund	38,274	3,636	7,604	1,527	(2,275)	1,894	33,925
Fidelity Series Emerging Markets Debt Local Currency Fund	12,707	509	3,020	-	(501)	1,568	11,263
Fidelity Series Emerging Markets Fund	55,240	19,177	17,664	1,140	(1,919)	1,613	56,447
Fidelity Series Emerging Markets Opportunities Fund	499,014	26,447	203,144	9,566	(25,569)	28,204	324,952
Fidelity Series Floating Rate High Income Fund	7,347	1,926	2,769	390	(115)	144	6,533
Fidelity Series Government Bond Index Fund	742,814	126,946	120,468	11,383	(3,804)	(20,064)	725,424
Fidelity Series Government Money Market Fund 4.92%	91,044	65,811	43,155	3,023	-	-	113,700
Fidelity Series High Income Fund	39,670	4,251	7,392	1,733	(832)	(373)	35,324
Fidelity Series International Credit Fund	2,343	107	-	107	-	(218)	2,232
Fidelity Series International Developed Markets Bond Index Fund	293,341	30,635	47,300	5,245	(3,293)	(13,757)	259,626
Fidelity Series International Growth Fund	178,276	20,955	52,144	5,096	(2,291)	9,582	154,378
Fidelity Series International Index Fund	74,651	6,129	23,117	1,634	994	4,762	63,419
Fidelity Series International Small Cap Fund	54,975	5,277	11,571	2,806	(348)	67	48,400
Fidelity Series International Value Fund	176,756	17,590	56,606	4,990	(534)	15,785	152,991
Fidelity Series Investment Grade Bond Fund	767,790	118,176	121,629	19,544	(3,329)	(22,750)	738,258
Fidelity Series Investment Grade Securitized Fund	543,101	73,320	83,819	11,711	(3,591)	(24,048)	504,963
Fidelity Series Large Cap Growth Index Fund	132,345	18,182	45,773	726	3,012	(2,984)	104,782
Fidelity Series Large Cap Stock Fund	144,986	21,152	50,897	8,317	1,854	(942)	116,153
Fidelity Series Large Cap Value Index Fund	276,852	36,307	91,635	8,105	6,584	(11,971)	216,137
Fidelity Series Long-Term Treasury Bond Index Fund	343,883	56,544	105,374	6,523	(18,623)	(7,780)	268,650
Fidelity Series Overseas Fund	179,321	16,744	55,579	2,684	2,408	10,683	153,577
Fidelity Series Real Estate Income Fund	22,362	3,040	13,244	1,469	(1,429)	(746)	9,983
Fidelity Series Short-Term Credit Fund	90,832	4,516	14,610	1,367	(342)	258	80,654
Fidelity Series Small Cap Core Fund	-	1,348	-	-	-	22	1,370
Fidelity Series Small Cap Opportunities Fund	70,833	8,985	24,670	3,061	(270)	(2,328)	52,550
Fidelity Series Treasury Bill Index Fund	273,248	143,252	96,587	8,693	(230)	(640)	319,043
Fidelity Series Value Discovery Fund	102,106	13,242	33,366	4,302	2,020	(4,419)	79,583
	7,348,617	1,266,011	1,814,911	262,527	(110,716)	(143,548)	6,545,453

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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